Shareholder Report, Average Annual Return (Details)	2 Months Ended	5 Months Ended	12 Months Ended	35 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Unlimited HFEQ Equity Long/Short ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.97%
Unlimited HFGM Global Macro ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		19.00%
Unlimited HFMF Managed Futures ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%
Unlimited HFND Multi-Strategy Return Tracker ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			7.46%	6.75%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%	3.25%	3.14%	4.82%